ALTEGRIS MANAGED FUTURES STRATEGY FUND

Class A	Ticker: MFTAX
Class C	Ticker: MFTCX
Class I	Ticker: MFTIX
Class O	Ticker: MFTOX

(a series of Northern Lights Fund Trust)

Supplement dated May 5, 2017 to the Prospectus dated October 28, 2016

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Effective immediately, the following have been added as sub-advisers to the Altegris Managed Futures Strategy Fund (“Managed Futures Fund”). The Adviser will allocate assets of the Managed Futures Fund to each of the sub-advisers for management pursuant to the Fund’s Managed Futures strategy:

Crabel Capital Management, LLC

Centurion Investment Management, LLC

J.P. Morgan Investment Management, Inc. continues to serve as sub-adviser with regard to management of the Managed Futures Fund’s assets pursuant to its Fixed Income strategy. Matthew Osborne, Eric Bundonis, and Lara Magnusen, each of the Adviser, continue to act as co-Portfolio Managers of the Managed Futures Fund and of the Managed Futures strategy and are primarily responsible for the day-to-day management of the Fund. John Tobin continues to act as sub-adviser portfolio manager in respect of the Fixed Income strategy of the Managed Futures Fund. The investment objectives, principal investment strategies and principal risks of the Managed Futures Fund have not changed.

The following replaces the information in the section formerly titled “Sub-Adviser” on page 25 of the Prospectus:

Sub-Advisers: GSA Capital Partners LLP, Millburn Ridgefield Corporation, Phase Capital LP, QMS Capital Management LP, Three Rock Capital Management, Crabel Capital Management, LLC and Centurion Investment Management, LLC each serve as a sub-adviser to the Managed Futures Fund in respect of portions of the Fund’s assets allocated for management pursuant to the Managed Futures strategy. J.P. Morgan Investment Management, Inc. serves as a sub-adviser to the Fund in respect of the portion of Fund assets allocated for management pursuant to the Fixed Income strategy.

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The following is to be included in the section entitled “Sub-Advisers and Strategies” that begins on page 29 of the Prospectus, for which additional information set forth below is added starting at page 33 of the Prospectus, and which is in addition to information added, also starting as page 33 of the Prospectus, by previous Supplement to the Prospectus dated March 6, 2017:

Crabel Capital Management, LLC (“Crabel”) (Managed Futures Fund)

The Adviser has entered into a trading advisory agreement with Crabel to manage a portion of the Managed Futures Fund’s assets allocated to the Managed Futures strategy, pursuant to two separate strategies: the Alpha Terra Advanced Trend Strategy and the Alpha Terra Gemini Strategy. Crabel is entitled to receive a monthly trading fee on its portion of the Fund’s average daily net assets and is paid by the Adviser, not the Fund. Crabel is a Wisconsin limited liability company, with its principal place of business located at 10250 Constellation Boulevard, Suite 2650, Los Angeles, CA 90067. Crabel is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity trading advisor

(“CTA”) and a commodity pool operator (“CPO”) and is a member of the National Futures Association (“NFA”) in such capacity. Crabel is also registered with the Securities and Exchange Commission as an investment adviser. Information regarding the basis for the Board of Trustees’ approval of the trading advisory agreement between the Adviser and Crabel with respect to the Managed Futures Fund will be available in the Fund’s next annual report to shareholders.

The Alpha Terra Advanced Trend Strategy pursues a trend-following strategy, with the objective of delivering attractive risk-adjusted returns. In pursuing this strategy, Crabel employs multiple price-driven, systematic strategies that participate in market trends across a diversified portfolio of global futures and forwards markets across commodities, currencies, equities and interest rates. The Alpha Terra Gemini Strategy is a fully systematic investment strategy targeting market inefficiencies in the “middle frequency” (e.g., approximately 10-day average holding period) time frame. The strategy is designed to have a low correlation to traditional long-term trend following strategies, and is comprised of four broad asset strategy categories that trade a diversified portfolio of global futures and forward markets across commodities, currencies, equities and interest rates.

Centurion Investment Management, LLC (“Centurion”) (Managed Futures Fund)

The Adviser has entered into a trading advisory agreement with Centurion to manage a portion of the Managed Futures Fund’s assets allocated to the Managed Futures strategy, pursuant to the Centurion Short Term Trading Strategy. Centurion is entitled to receive a monthly trading fee on its portion of the Fund’s average daily net assets and is paid by the Adviser, not the Fund. Centurion is a Delaware limited liability company with its principal place of business located at 7 Times Square, 37th Floor, New York, NY 10036. Centurion is registered with the CFTC as a CTA and a CPO and is a member of the NFA in such capacity. Information regarding the basis for the Board of Trustees’ approval of the trading advisory agreement between the Adviser and Centurion with respect to the Managed Futures Fund will be available in the Fund’s next annual report to shareholders.

Centurion is a systematic CTA focused on short-term investment strategies. The Short Term Trading Strategy Centurion pursues on behalf of the Fund is a short-term systematic trading strategy which seeks to capitalize on intraday to 2-day momentum and mean-reversion price patterns. The strategy is traded across a broad cross-section of liquid global futures markets within the equity indices, commodities, interest rates and foreign exchange sectors. The manager applies risk management techniques designed to manage profits and losses and limit daily, weekly and monthly drawdowns. Centurion seeks to generate risk-adjusted returns with low correlation to traditional and other alternative asset classes.

ALTEGRIS MANAGED FUTURES STRATEGY FUND

Class A	Ticker: MFTAX
Class C	Ticker: MFTCX
Class I	Ticker: MFTIX
Class O	Ticker: MFTOX

(a series of Northern Lights Fund Trust)

Supplement dated May 5, 2017

to the Statement of Additional Information (“SAI”) dated October 28, 2016

______________________________________________________________________

Effective immediately, the following have been added as sub-advisers to the Altegris Managed Futures Strategy Fund (“Managed Futures Fund”). The Adviser will allocate assets of the Managed Futures Fund to each of the sub-advisers for management pursuant to the Fund’s Managed Futures strategy:

Crabel Capital Management, LLC

Centurion Investment Management, LLC

J.P. Morgan Investment Management, Inc. continues to serve as sub-adviser with regard to management of the Fund’s assets pursuant to its Fixed Income strategy.

Matthew Osborne, Eric Bundonis, and Lara Magnusen, each of the Adviser, continue to act as co-Portfolio Managers of the Managed Futures Fund and the Managed Futures strategy, and are primarily responsible for the day-to-day management of the Fund. John Tobin continues to act as sub-adviser portfolio manager in respect of the Fixed Income strategy. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The second sentence of the third paragraph under the section titled “Sub-Advisers and Sub-Advisory Agreements” on page 52 is deleted and replaced with the following:

The Adviser has engaged the following entities to serve as Sub-Advisers to the Managed Futures Fund: J.P. Morgan Investment Management Inc., (“JPMIM”), 270 Park Avenue, New York, NY 10036; PhaseCapital (“Phase”) 185 Dartmouth Street, 7th Floor, Boston, MA 02116; GSA Capital Partners LLP (“GSA”), Stratton House, 5 Stratton Street, London, W1J8LA; Millburn Ridgefield Corporation (“Millburn”), 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830; QMS Capital Management, LP (“QMS”), 240 Leigh Farm Road, Suite 450, Durham, NC 27707; Three Rock Capital Management, Limited (“Three Rock”), 149 Francis Street, Dublin 8, Ireland; Crabel Capital Management, LLC (“Crabel”), 10250 Constellation Boulevard, Suite 2650, Los Angeles, CA 90067; and Centurion Investment Management, LLC (“Centurion”), 7 Times Square, 37th Floor, New York, NY 10036.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated October 28, 2016, and Statement of Additional Information (“SAI”), dated October 28, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.